COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
	(In thousands)
	US$	RMB
2013	545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	1,133	7,114

Schedule of future minimum payments to employees under employment contracts
	US$	RMB
	(In thousands)
2013	5,592	35,151
2014	4,184	26,275
2015	2,286	14,356
2016	1,163	7,304
2017	1,089	6,836
2018 and thereafter	9,135	57,370
Total minimum employment contract payments	23,449	147,292